SHAREHOLDERS EQUITY - Ordinary shares (Details)	Sep. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Threshold conversion ratio of stock	20.00%			20.00%
Ordinary shares, shares subject to possible redemption		23,000,000	23,000,000
Class A common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000			500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote	1			1
Ordinary shares, shares issued				23,000,000
Ordinary shares, shares outstanding				23,000,000
Ordinary shares, shares subject to possible redemption	23,000,000			23,000,000
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000			50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote	1			1
Ordinary shares, shares issued	5,750,000			5,750,000
Ordinary shares, shares outstanding	5,750,000			5,750,000